Schedule of Stock Option Activity (Details) - Share-Based Payment Arrangement, Option [Member] - USD ($)		6 Months Ended	12 Months Ended
	Jan. 16, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding, Beginning balance		90,442	41,958
Weighted-average exercise price, Beginning balance		$ 6.71	$ 6.71
Weighted-average remaining contractual term (years), Outstanding		8 years 6 months	9 years	8 years 11 months 1 day
Aggregate intrinsic value, Beginning balance
Number of options, Granted	48,484		48,484
Weighted-average exercise price, Granted	$ 6.71	$ 6.71	$ 6.71
Weighted-average remaining contractual term (years), Granted			9 years
Number of options, Exercised
Weighted-average exercise price, Exercised		$ 6.71	$ 6.71
Number of options, Forfeited		56,252
Weighted-average exercise price, Forfeited		$ 6.71	$ 6.71
Number of options outstanding, Ending balance		34,190	90,442
Weighted-average exercise price, Ending balance		$ 6.71	$ 6.71
Weighted-average remaining contractual term (years), Outstanding			8 years 11 months 15 days
Aggregate intrinsic value, Ending balance		$ 2,665,069
Number of options, Exercisable		27,067	22,727
Weighted-average exercise price, Exercisable		$ 6.71	$ 6.71
Weighted-average remaining contractual term (years), Exercisable			9 years 6 months
Aggregate intrinsic value, Exercisable		$ 2,109,840
Number of options, Forfeited		(56,252)